CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥)	Share capital	Treasury shares	Reserves	Accumulated losses	Attributable to owners of the Company	Non-controlling interests	Total
Balance at the beginning at Dec. 31, 2018	¥ 265,000	¥ 0	¥ 95,245,000	¥ (373,920,000)	¥ (278,410,000)	¥ 29,054,000	¥ (249,356,000)
Comprehensive income
Profit (loss) for the year				136,309,000	136,309,000	2,019,000	138,328,000
Currency translation differences			672,000		672,000		672,000
Total comprehensive loss/ income for the year			672,000	136,309,000	136,981,000	2,019,000	139,000,000
Transactions with owners
Transfer to statutory reserve	0	0	4,621,000	(4,621,000)	0	0	0
Transactions with non-controlling shareholders (Note 31)			(5,248,000)		(5,248,000)	(2,576,000)	(7,824,000)
Capital contributions from non-controlling interests						2,793,000	2,793,000
Issuance of shares held as treasury shares (Note 31), Nominal value	41,000	(41,000)
Share-based payment			47,788,000		47,788,000		47,788,000
Business combinations (Note 29)						18,143,000	18,143,000
Disposal of a subsidiary due to loss of control						(2,541,000)	(2,541,000)
Dividend to non-controlling shareholders	0	0	0	0	0	(3,775,000)	(3,775,000)
Issuance of shares	53,000		211,906,000		211,959,000		211,959,000
Transaction costs related to issuance of shares upon initial public offering			(45,516,000)		(45,516,000)		(45,516,000)
Conversion of Series A Preferred Shares and exchangeable note upon initial public offering (Note 25 and 27)	110,000		479,817,000		479,927,000		479,927,000
Total transactions with owners	204,000	(41,000)	693,368,000	(4,621,000)	688,910,000	12,044,000	700,954,000
Balance at the end at Dec. 31, 2019	469,000	(41,000)	789,285,000	(242,232,000)	547,481,000	43,117,000	590,598,000
Comprehensive income
Profit (loss) for the year				(235,479,000)	(235,479,000)	(11,426,000)	(246,905,000)
Currency translation differences			(731,000)		(731,000)		(731,000)
Total comprehensive loss/ income for the year			(731,000)	(235,479,000)	(236,210,000)	(11,426,000)	(247,636,000)
Transactions with owners
Transfer to statutory reserve			194,000	(194,000)
Transactions with non-controlling shareholders (Note 31)			2,640,000		2,640,000	(5,000)	2,635,000
Share-based payment			78,967,000		78,967,000		78,967,000
Business combinations (Note 29)						32,669,000	32,669,000
Disposal of a subsidiary due to loss of control						(28,579,000)	(28,579,000)
Dividend to non-controlling shareholders						(936,000)	(936,000)
Share repurchase (Note 19)		(1,982,000)			(1,982,000)		(1,982,000)
Total transactions with owners		(1,982,000)	81,801,000	(194,000)	79,625,000	3,149,000	82,774,000
Balance at the end at Dec. 31, 2020	469,000	(2,023,000)	870,355,000	(477,905,000)	390,896,000	34,840,000	425,736,000
Comprehensive income
Profit (loss) for the year				(586,619,000)	(586,619,000)	(82,897,000)	(669,516,000)
Currency translation differences			574,000		574,000		574,000
Total comprehensive loss/ income for the year			574,000	(586,619,000)	(586,045,000)	(82,897,000)	(668,942,000)
Transactions with owners
Transactions with non-controlling shareholders (Note 31)			3,020,000			(1,740,000)	1,434,000
Transactions with non-controlling shareholders (Note 31)			3,020,000		3,020,000	(1,586,000)	1,434,000
Share-based payment			35,462,000		35,462,000		35,462,000
Business combinations (Note 29)						163,000	163,000
Disposal of a subsidiary due to loss of control						20,840,000	20,840,000
Dividend to non-controlling shareholders						(1,115,000)	(1,115,000)
Total transactions with owners			38,482,000		38,482,000	18,302,000	56,784,000
Balance at the end at Dec. 31, 2021	¥ 469,000	¥ (2,023,000)	¥ 909,411,000	¥ (1,064,524,000)	¥ (156,667,000)	¥ (29,755,000)	¥ (186,422,000)